UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: August 31
Date of reporting period: November 30, 2006

ITEM 1.      SCHEDULE OF INVESTMENTS

CitiFunds Trust III

Citi New York Tax Free Reserves

     FORM N-Q
November 30, 2006

Citi New York Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2006

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 101.3%
Education — 6.3%
$ 9,000,000	NR	Connetquot Central School District of Islip, TAN, 4.375% due 6/27/07	$9,039,617
10,000,000	MIG1(a)	Lindenhurst, NY, Union Free School District, TAN, 4.500% due 6/28/07	10,039,710
4,000,000	VMIG1(a)	Monroe County, NY, Industrial Development Agency, Civic Facility
		Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase,
		3.460%, 12/7/06 (b)	4,000,000
		New York State Dormitory Authority Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale,
		3.500%, 12/6/06 (b)	2,000,000
10,425,000	A-1+	Cornell University, Series A, SPA-JPMorgan Chase, 3.440%, 12/7/06 (b)	10,425,000
1,000,000	A-1	PA 784 R, MBIA-Insured, 3.520%, 12/7/06 (b)	1,000,000
1,000,000	A-1+	New York State Dormitory Authority, State Personal Income Tax Revenue,
		Refunding Education, Series C, SPA-Depfa Bank PLC, 3.480%, 12/7/06 (b)	1,000,000
23,795,000	NR	Victor, NY, Central School District, GO, BAN, 4.500% due 6/27/07	23,900,903

		Total Education	61,405,230

Finance —13.6%
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-
		Insured:
10,065,000	A-1+	Series A, SPA-Dexia Credit Local, 3.450%, 12/6/06 (b)	10,065,000
4,355,000	A-1+	Series B, SPA-BNP Paribas, 3.420%, 12/6/06 (b)	4,355,000
		New York City, NY, TFA:
		Future Tax Secured:
7,405,000	A-1+	Revenue, Series C, LIQ-Landesbank Baden-Wurttemberg, 3.520%,
		12/6/06 (b)	7,405,000
1,300,000	A-1+	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen,
		3.620%, 12/1/06 (b)	1,300,000
		New York City Recovery Project:
950,000	A-1+	Revenue,Series 3, Subordinated Series 3-H, SPA-Royal Bank of
		Canada, 3.570%, 12/1/06 (b)	950,000
18,300,000	A-1+	Series 1, Subordinated Series 1B, LIQ-Societe Generale, 3.480%,
		12/6/06 (b)	18,300,000
14,700,000	A-1+	New York City Recovery, Series 3, Subordinated Series 3-G, SPA-Bank
		of New York, 3.520%, 12/6/06 (b)	14,700,000
8,510,000	A-1	Putters, Series 305, AMBAC-Insured, 3.520%, 12/7/06 (b)	8,510,000
		Revenue:
5,735,000	A-1+	New York City Recovery Project,Series 1, Subordinated 1A, LOC-
		Landesbank Hessen-Thuringen, 3.450%, 12/6/06 (b)	5,735,000
19,105,000	A-1+	Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.520%, 12/6/06 (b)	19,105,000
11,100,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 3.430%, 12/6/06 (b)	11,100,000
		New York State LGAC:
11,800,000	A-1+	Refunding, Series A-5V, FSA-Insured, 3.450%, 12/6/06 (b)	11,800,000
3,532,000	A-1+	Revenue, Series C, LOC-Landesbank Hessen-Thuringen, 3.450%,
		12/6/06 (b)	3,532,000
		Series B:
11,313,000	A-1+	LOC-Bank of Nova Scotia, 3.450%, 12/6/06 (b)	11,313,000
3,200,000	A-1+	LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.380%,
		12/6/06 (b)	3,200,000

		Total Finance	131,370,000

General Obligation —8.1%
2,900,000	NR	Ardsley, NY, Union Free School District, GO, BAN, Series D, 4.250% due
		6/15/07	2,910,711
3,500,000	MIG1(a)	Massapequa, NY, Union Free School District, GO, TAN, 4.500% due 6/27/07	3,514,430
15,000,000	SP-1+	Nassau County, NY, GO, TAN, Series A, 4.250% due 9/30/07	15,088,650

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2006

Face
Amount	Rating‡	Security	Value

General Obligation —8.1% (continued)
		New York City, NY:
		GO:
$ 7,175,000	SP-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale,
		3.480%, 12/7/06 (b)	$7,175,000
13,700,000	A-1+	Subordinated Series C-4, LOC-BNP Paribas, 3.430%, 12/6/06 (b)	13,700,000
7,000,000	A-1+	Subordinated Series H-3, LOC-Bank of New York, 3.500%, 12/6/06 (b)	7,000,000
2,000,000	A-1+	Municipal Securities Trust Recipients, AMBAC-Insured, SGB 36,
		3.480%, 12/7/06 (b)	2,000,000
9,010,000	A-1+	Series F-5, LOC-Bayerische Landesbank, 3.450%, 12/6/06 (b)	9,010,000
4,700,000	A-1+	Subordinated Series G-2, LOC-Bank of Nova Scotia, 3.430%, 12/6/06 (b)	4,700,000
13,700,000	A-1+	New York State, Environmental Quality, Series G, LOC-Westdeutsche
		Landesbank, 3.610% due 11/30/18 (c)	13,700,000

		Total General Obligation	78,798,791

Hospitals —1.4%
		New York State Dormitory Authority Revenue:
3,200,000	A-1+	Mental Health Facilities Improvement, Series F-2A, FSA-Insured, SPA-
		Dexia Credit Local, 3.420%, 12/7/06 (b)	3,200,000
6,600,000	A-1+	Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia
		Credit Local, 3.480%, 12/7/06 (b)	6,600,000
4,110,000	A-1	Orange County, NY, IDA, Revenue, Horton Medical Center Project, FSA-
		Insured, SPA-Morgan Stanley Bank, 3.480% due 12/7/06 (c)	4,110,000

		Total Hospitals	13,910,000

Housing: Multi-Family —27.2%
		New York City, NY, HDC:
1,525,000	A-1+	MFH Rent Revenue, 100 Jane Street Development, Series A, FNMA-
		Insured, 3.500%, 12/6/06 (b)(d)	1,525,000
		MFH Revenue:
11,000,000	A-1+	155 West 21st Street, Series A, LOC-Bank of New York, 3.520%,
		12/6/06 (b)(d)	11,000,000
8,550,000	A-1+	1904 Vyse Avenue Apartments, Series A, LOC-HSBC Bank USA
		N.A., 3.480%, 12/6/06 (b)(d)	8,550,000
1,900,000	A-1+	Columbus Apartments, Series A, 3.450%, 12/6/06 (b)	1,900,000
11,100,000	A-1	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.480%,
		12/6/06 (b)(d)	11,100,000
15,400,000	A-1+	Related Upper, Series A, LOC-Landesbank Baden, 3.470%, 12/6/06 (b)(d)	15,400,000
13,375,000	A-1+	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA
		N.A., 3.480%, 12/6/06 (b)	13,375,000
12,500,000	A-1+	Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series
		A, FNMA-Insured, 3.450%, 12/6/06 (b)	12,500,000
21,750,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.450%, 12/6/06 (b)	21,750,000
		New York State HFA:
15,000,000	VMIG1(a)	20 River Terrace Housing, Series A, LIQ-FNMA, 3.420%, 12/6/06 (b)	15,000,000
		Revenue:
4,670,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen
		Girozentrale, 3.450%, 12/6/06 (b)	4,670,000
15,000,000	VMIG1(a)	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.500%, 12/6/06 (b)	15,000,000
22,500,000	VMIG1(a)	West 17th Street Housing, Series A, LOC-Landesbank Baden-
		Wurttemberg, 3.500%, 12/6/06 (b)	22,500,000
9,900,000	A-1+	Service Contract Revenue, Series A, LOC-Westdeutsche Landesbank,
		3.450%, 12/6/06 (b)	9,900,000
		New York State Housing Finance Agency:
24,055,000	A-1+	Refunding, Economic Development and Housing, Series C, FGIC-
		Insured, SPA-Dexia Credit Local, 3.420%, 12/6/06 (b)	24,055,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2006

Face
Amount	Rating‡	Security	Value

Housing: Multi-Family —27.2% (continued)
$ 39,495,000	VMIG1(a)	Tribeca Green Housing, Series A, LOC-Landesbank Hessen-Thruingen,
		3.430%, 12/6/06 (b)	$39,495,000
		New York, NY, HDC, MFH, Revenue:
16,300,000	A-1+	90 West St., Series A, LIQ-FNMA, 3.450%, 12/6/06 (b)	16,300,000
20,000,000	A-1+	Atlantic Court Apartments, Series A, LIQ-FHLMC, 3.500%, 12/6/06 (b)	20,000,000

		Total Housing: Multi-Family	264,020,000

Housing: Single Family —8.1%
		New York State Housing Finance Agency:
		Revenue:
15,000,000	VMIG1(a)	10 Barclay Street, Series A, LIQ-FNMA, 3.480%, 12/6/06 (b)	15,000,000
2,000,000	VMIG1(a)	Clinton Green North Housing, Series A, LOC-Bank of America,
		3.470%, 12/6/06 (b)	2,000,000
11,000,000	VMIG1(a)	East 39th Street Housing, Series A, Remarketed 11/1/01, Credit
		Enhanced by FNMA, 3.470%, 12/6/06 (b)(d)	11,000,000
20,000,000	VMIG1(a)	Victory Housing, Series 2004-A, Credit Enhanced by FNMA,
		3.500%, 12/6/06 (b)(d)	20,000,000
		Service Contract Revenue, Refunding:
7,400,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.420%, 12/6/06 (b)	7,400,000
23,500,000	A-1+	Series I, LOC-Landesbank Hessen, 3.420%, 12/6/06 (b)	23,500,000

		Total Housing: Single Family	78,900,000

Industrial Development —5.8%
5,050,000	A-1+	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
		Societe Generale, 3.470%, 12/6/06 (b)(d)	5,050,000
11,900,000	VMIG1(a)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
		Fargo Bank N.A., 3.410%, 12/7/06 (b)	11,900,000
16,000,000	VMIG1(a)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
		JPMorgan Chase, 3.460%, 12/7/06 (b)	16,000,000
1,260,000	A-1+	New York State Urban Development Corp., Revenue, PT-1669, FGIC-
		Insured, 3.520%, 12/7/06 (b)	1,260,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities
		Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.600%,
		12/6/06 (b)	6,000,000
4,000,000	A-1+	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
		Bank USA N.A., 3.650%, 12/7/06 (b)(d)	4,000,000
		Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty:
3,140,000	A-1+	Series A, LOC-HSBC Bank USA N.A., 3.650%, 12/7/06 (b)(d)	3,140,000
825,000	A-1+	Series B, LOC-HSBC Bank USA N.A., 3.650%, 12/7/06 (b)(d)	825,000
7,900,000	A-1+	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
		Wachovia Bank, 3.450%, 12/7/06 (b)	7,900,000

		Total Industrial Development	56,075,000

Miscellaneous —2.3%
4,300,000	A-1+	Capital District Regional Off Track Betting Corp. New York, Series A, LOC-
		Bank of America, 3.420%, 12/7/06 (b)	4,300,000
12,600,000	A-1+	Commonwealth of Puerto Rico, P-Floats PA-944, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.460%, 12/7/06 (b)	12,600,000
5,000,000	A-1+	New York State Dormitory Authority Revenue, Series PA-449, FSA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.520%, 12/7/06 (b)	5,000,000

		Total Miscellaneous	21,900,000

Public Facilities —2.6%
5,150,000	MIG1(a)	Buffalo, NY, Fiscal Stability Authority, Series A-1, 4.250% due 5/15/07	5,167,134
12,500,000	A-1+	New York City, NY, TFA Revenue, Future Tax Secured, Subseries A-3,
		SPA-Dexia Credit Local, 3.410%, 12/6/06 (b)	12,500,000

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2006

Face
Amount	Rating‡	Security	Value

Public Facilities —2.6% (continued)
$ 7,500,000	A-1+	New York State Dormitory Authority Revenue, Metropolitan Museum of Art,
		Series A, 3.530%, 12/6/06 (b)	$7,500,000

		Total Public Facilities	25,167,134

Tax Allocation —2.0%
14,640,000	F-1+(e)	New York City, NY, TFA, PT-1839, MBIA-Insured, SPA-Merrill Lynch
		Capital Services Inc., 3.520%, 12/7/06 (b)	14,640,000
5,000,000	AAA	New York State Dormitory Authority Revenue, State Personal Income Tax,
		Economic, Series A, 5.000% due 12/15/06	5,002,857

		Total Tax Allocation	19,642,857

Transportation —11.8%
		Metropolitan Transportation Authority of New York Revenue:
5,925,000	F-1+(e)	P Floats PT-3131, AMBAC-Insured, LIQ-Merrill Lynch Capital Services
		Inc., 3.520%, 12/7/06 (b)	5,925,000
6,885,000	A-1+	Putters, Series 267, MBIA-Insured, 3.520%, 12/7/06 (b)	6,885,000
9,000,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.420%, 12/7/06 (b)	9,000,000
14,000,000	A-1+	Series PA-1036, 3.520%, 12/7/06 (b)	14,000,000
10,500,000	NR	TECP, LOC-ABN AMRO, 3.550% due 12/14/06	10,500,000
1,000,000	A-1+	Metropolitan Transportation Authority, NY, Revenue, Transportation, Series
		G, LOC-BNP Paribas, 3.620%, 12/1/06 (b)	1,000,000
		New York State Thruway Authority:
4,990,000	F-1+(e)	General Revenue, Series 2614, AMBAC-Insured, LIQ-Merrill Lynch
		Capital Services Inc., 3.520%, 12/7/06 (b)	4,990,000
11,495,000	A-1+	Service Contract Revenue, Putters, Series 145, AMBAC-Insured,
		3.520%, 12/7/06 (b)	11,495,000
6,235,000	F-1+(e)	State Personal Income Tax Revenue, PT-1922, MBIA-Insured, 3.520%,
		12/7/06 (b)	6,235,000
2,920,000	A-1	Puerto Rico Commonwealth, Highway & Transportation Authority, Revenue,
		Series PA-331, AMBAC-Insured, 3.460%, 12/7/06 (b)	2,920,000
5,600,000	A-1	Puerto Rico Public Finance Corp., MSTC, Series 2000-102 Certificate, Class
		A, AMBAC-Insured, LIQ-Bear Stearns Capital Markets, 3.450%, 12/6/06 (b)(f)	5,600,000
		Triborough Bridge & Tunnel Authority, NY, Revenue:
9,835,000	A-1+	General Series A, SPA-Dexia Credit Local, 3.570%, 12/6/06 (b)	9,835,000
11,465,000	A-1+	Putters, Series 304, MBIA-Insured, 3.520%, 12/7/06 (b)	11,465,000
14,500,000	A-1+	Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.420%, 12/7/06 (b)	14,500,000

		Total Transportation	114,350,000

Utilities —4.8%
		Long Island, NY, Power Authority:
		Series 1:
19,450,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank &
		Landesbank Baden-Wurttemberg, 3.420%, 12/6/06 (b)	19,450,000
3,100,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co.,
		3.620%, 12/1/06 (b)	3,100,000
3,200,000	A-1+	Electric System Revenue, Subordinated Series 2, Subordinated Series 2B,
		LOC-Bayerische Landesbank, 3.550%, 5/1/33 (b)	3,200,000
1,225,000	A-1+	New York State Energy Research & Development Authority, Revenue,
		Consolidated Edison Co., Subordinated Series A-2, LOC-Wachovia
		Bank, 3.420%, 12/6/06 (b)	1,225,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
10,100,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 3.450%, 12/6/06 (b)	10,100,000
8,900,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale, 3.450%, 12/6/06 (b)	8,900,000

		Total Utilities	45,975,000

Water and Sewer —7.3%
		New York City, NY, Municipal Water Finance Authority:

See Notes to Schedule of Investments.

Citi New York Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2006

Face
Amount	Rating‡	Security	Value

Water and Sewer —7.3% (continued)
$ 25,000,000	A-1+	Series AA-3, SPA-Dexia Credit Local, 3.470%, 12/7/06 (b)	$25,000,000
10,660,000	A-1+	Water & Sewer System Revenue, Series PA-1021, AMBAC-Insured,
		TCRS, 3.520%, 12/7/06 (b)	10,660,000
15,000,000	A-1+	New York City, NY, MFA Water & Sewer System Revenue, Second General
		Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.620% due 6/15/38 (c)	15,000,000
1,500,000	A-1+	New York, NY, City Municipal Water Finance Authority Revenue, 2nd Gen
		Resolution, Series AA-2, SPA-Dexia Credit Local, 3.620%, 12/1/06 (b)	1,500,000
18,400,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows
		Inc. Project, LOC-Bank of America, 3.520%, 12/7/06 (b)	18,400,000

		Total Water and Sewer	70,560,000

		TOTAL INVESTMENTS—101.3% (Cost — $982,074,012#)	982,074,012
		Liabilities in Excess of Other Assets — (1.3)%	(12,691,686)

		TOTAL NET ASSETS—100.0%	$969,382,326

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2006.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Rating by Fitch Ratings Service.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
HDC - Housing Development Corporation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LGAC - Local Government Assistance Corporation
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TCRS - Transferable Custodial Receipts
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
VRDO - Variable Rate Demand Obligation

See page 6 for definition of ratings.

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By       /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date       January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date       January 29, 2007

By       /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date       January 29, 2007